Schedule of Debt Maturities (Details) - April 2017 term debt $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 0
2019	5,625
2020	7,500
2021	7,500
2022	7,500
2023 & Beyond	706,875
Long-term Debt	$ 735,000